VANECK ENVIRONMENTAL SERVICES ETF

SCHEDULE OF INVESTMENTS

June 30, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.1%
Canada: 3.8%
GFL Environmental, Inc. (USD)	88,751	$2,289,776
United States: 96.3%
ABM Industries, Inc.	57,248	2,485,708
Aris Water Solution, Inc.	61,509	1,025,970
Casella Waste Systems, Inc. *	33,474	2,432,890
Clean Harbors, Inc. *	26,510	2,324,132
Darling Ingredients, Inc. *	31,610	1,890,278
Donaldson Co., Inc.	47,442	2,283,858
Ecolab, Inc.	39,217	6,030,006
Energy Recovery, Inc. *	118,927	2,309,562
Evoqua Water Technologies Corp. *	71,480	2,323,815
Heritage-Crystal Clean, Inc. *	47,121	1,270,382
Montrose Environmental Group, Inc. * †	38,589	1,302,765
PureCycle Technologies, Inc. * †	272,530	2,022,173
Republic Services, Inc.	46,905	6,138,457
Schnitzer Steel Industries, Inc.	32,285	1,060,239
Stericycle, Inc. *	53,251	2,335,056
	Number of Shares	Value
United States (continued)
STERIS Plc	11,261	$2,321,455
Tennant Co.	39,678	2,350,921
Tetra Tech, Inc.	18,386	2,510,608
Vertex Energy, Inc. *	82,590	868,847
Waste Connections, Inc.	49,662	6,156,102
Waste Management, Inc.	40,123	6,138,017
		57,581,241
Total Common Stocks (Cost: $64,300,602)		59,871,017

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.0% (Cost: $1,217,371)
Money Market Fund: 2.0%
State Street Navigator Securities Lending Government Money Market Portfolio	1,217,371	1,217,371
Total Investments: 102.1% (Cost: $65,517,973)		61,088,388
Liabilities in excess of other assets: (2.1)%		(1,257,679)
NET ASSETS: 100.0%		$59,830,709

Definitions:
USD	United States Dollar

Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,998,837.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Staples	3.2%	$1,890,278
Energy	1.4	868,847
Health Care	3.9	2,321,455
Industrials	76.3	45,678,019
Materials	15.2	9,112,418
	100.0%	$59,871,017
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